Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payment amount	$ 126,800		$ 162,000	$ 208,000
Employed Family [Member]
Related Party Transaction [Line Items]
Payment amount	$ 83,800	$ 127,500	$ 101,000	$ 94,000